Cover	Aug. 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2025
Entity File Number	814-01211
Entity Registrant Name	Great Elm Capital Corp.
Entity Central Index Key	0001675033
Entity Tax Identification Number	81-2621577
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3801 PGA Blvd.
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.01 par value
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	GECC
Security Exchange Name	NASDAQ
5.875% Notes due 2026
Title of 12(b) Security	5.875% Notes due 2026
Trading Symbol	GECCO
Security Exchange Name	NASDAQ
8.75% Notes due 2028
Title of 12(b) Security	8.75% Notes due 2028
Trading Symbol	GECCZ
Security Exchange Name	NASDAQ
8.50% Notes due 2029
Title of 12(b) Security	8.50% Notes due 2029
Trading Symbol	GECCI
Security Exchange Name	NASDAQ
8.125% Notes due 2029
Title of 12(b) Security	8.125% Notes due 2029
Trading Symbol	GECCH
Security Exchange Name	NASDAQ